DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Revenue	$ 4,458,000	$ 2,926,000	$ 8,729,000	$ 5,043,000
Cost of Goods Sold	3,427,000	1,260,000	5,669,000	2,680,000
Gross Profit	1,031,000	1,666,000	3,060,000	2,363,000
Expenses:
General and Administrative	2,318,000	2,479,000	4,095,000	4,898,000
Sales and Marketing	6,000	6,000	13,000	12,000
Depreciation and Amortization	(65,000)	865,000	(49,000)	1,511,000
Other Income			(245,000)
Total Expenses	2,259,000	3,350,000	3,814,000	6,421,000
Income (Loss) from Operations	(1,228,000)	(1,684,000)	(754,000)	(4,058,000)
Other Expense:
Interest Expense	3,172,000	2,586,000	5,994,000	4,944,000
Amortization of Debt Discount and Loan Origination Fees	2,406,000	2,120,000	4,450,000	3,636,000
Total Other Expense	5,578,000	4,706,000	10,444,000	8,580,000
Loss from Discontinued Operations Before Provision for Income Taxes	(6,806,000)	(6,390,000)	(11,198,000)	(12,638,000)
Provision for Income Tax Expense	1,314,000		(741,000)
Net Loss from Discontinued Operations	$ (5,492,000)	$ (6,390,000)	$ (11,939,000)	$ (12,638,000)
Medmen Enterprises Inc. [Member]
Revenue					$ 13,536,521	$ 17,441,970
Cost of Goods Sold					7,513,731	11,456,357
Gross Profit					6,022,790	5,985,613
Expenses:
General and Administrative					9,428,277	14,438,438
Sales and Marketing					24,472	55,182
Depreciation and Amortization					1,811,038	3,816,563
Total Expenses					338,674	65,285,928
Income (Loss) from Operations					5,684,116	(59,300,315)
Other Expense:
Interest Expense					10,377,218	6,183,834
Amortization of Debt Discount and Loan Origination Fees					(5,895,011)	(4,362,226)
Total Other Expense					16,270,684	10,546,060
Loss from Discontinued Operations Before Provision for Income Taxes					(10,586,568)	(69,846,375)
Provision for Income Tax Expense					1,565,760	104,302
Net Loss from Discontinued Operations					(12,152,328)	(69,950,677)
Impairment Expense					960,692	39,506,708
(Gain) Loss on Disposal of Assets and Other Expense (Income)					(11,885,805)	7,469,037
Interest Income					$ 1,545